Annual Fund Operating Expenses - Grayscale Bitcoin Adopters ETF [Default Label]	Apr. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%

[1]	Estimated for the current fiscal year.